Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 4.6%
BlueScope Steel Ltd.	782,300	$ 11,476,284
Charter Hall Group, REIT	576,232	4,424,039
Omni Bridgeway Ltd. (A)	2,266,869	4,293,889
Qantas Airways Ltd. (A)	1,754,400	7,695,150
Seven Group Holdings Ltd.	212,300	3,739,022

		31,628,384

Austria - 0.7%
ams-OSRAM AG (A)	404,000	3,580,198
Strabag SE	25,700	1,079,424

		4,659,622

Belgium - 4.0%
Barco NV	306,834	7,145,372
D’ieteren Group	56,508	9,860,121
Fagron	209,548	3,727,842
Groupe Bruxelles Lambert NV	88,227	7,133,793

		27,867,128

Denmark - 2.8%
Scandinavian Tobacco Group AS (B)	780,128	13,559,636
Schouw & Co. AS	76,567	6,078,002

		19,637,638

Finland - 0.4%
Raisio OYJ, V Shares	1,410,383	2,983,579

France - 4.2%
Elis SA	575,600	11,891,673
ICADE, REIT (C)	76,300	3,110,711
Kaufman & Broad SA	206,729	5,693,830
Rothschild & Co.	199,079	8,459,999

		29,156,213

Germany - 7.0%
Bertrandt AG	36,509	1,916,764
Borussia Dortmund GmbH & Co. KGaA (A)	505,280	2,413,889
DIC Asset AG (C)	444,478	2,186,949
DWS Group GmbH & Co. KGaA (B)	92,600	3,251,931
Elmos Semiconductor SE	44,600	3,972,055
Gerresheimer AG	119,200	14,115,210
Hamburger Hafen und Logistik AG	314,240	4,132,264
K&S AG	288,600	5,497,496
SAF-Holland SE	482,300	6,888,455
Takkt AG	277,813	3,989,249

		48,364,262

Greece - 1.5%
Motor Oil Hellas Corinth Refineries SA	419,551	10,609,819

Hong Kong - 1.6%
ASMPT Ltd.	662,400	6,442,324
Great Eagle Holdings Ltd.	1,567,493	2,918,360
Pacific Textiles Holdings Ltd.	6,572,600	1,634,954

		10,995,638

Ireland - 4.4%
Bank of Ireland Group PLC	1,561,000	16,469,808

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
C&C Group PLC (A)	2,016,085	$ 3,570,531
Smurfit Kappa Group PLC	266,710	10,553,987

		30,594,326

Italy - 5.4%
BFF Bank SpA (B)	908,700	10,250,930
Buzzi SpA	265,200	7,534,621
Danieli & C Officine Meccaniche SpA	152,490	2,930,746
doValue SpA (B)	394,400	1,968,739
Prysmian SpA	253,052	10,085,866
Saras SpA	3,203,400	4,577,020

		37,347,922

Japan - 29.7%
Air Water, Inc.	364,900	5,129,863
Capcom Co. Ltd.	392,400	17,652,690
CKD Corp.	274,400	4,162,339
Denka Co. Ltd.	385,160	7,595,448
DTS Corp.	343,200	8,093,600
Fuji Corp.	386,200	7,056,738
Fukushima Galilei Co. Ltd.	48,100	1,704,031
FULLCAST Holdings Co. Ltd.	118,900	1,920,586
Furyu Corp.	144,800	1,501,283
GMO internet group, Inc.	347,700	6,893,388
Hikari Tsushin, Inc.	49,500	7,331,143
Horiba Ltd.	142,200	8,377,171
Hosokawa Micron Corp.	99,500	2,468,879
Japan Petroleum Exploration Co. Ltd.	173,700	5,958,289
Kadokawa Corp.	145,800	3,608,490
Kumiai Chemical Industry Co. Ltd.	695,200	5,209,174
MatsukiyoCocokara & Co.	102,300	5,979,155
Meitec Corp.	314,800	5,725,547
Nakanishi, Inc.	533,400	12,279,092
Nextage Co. Ltd. (C)	146,900	3,851,524
Nichiha Corp.	207,400	4,759,857
Nippon Parking Development Co. Ltd. (C)	2,359,300	3,548,942
Organo Corp.	106,700	3,086,286
Paramount Bed Holdings Co. Ltd.	382,000	6,248,297
PCA Corp.	377,600	4,005,190
Rohto Pharmaceutical Co. Ltd.	421,800	8,983,615
Sanwa Holdings Corp.	1,106,300	15,023,875
Square Enix Holdings Co. Ltd.	253,300	11,722,681
Takasago Thermal Engineering Co. Ltd.	297,800	5,369,255
Token Corp.	77,400	4,074,973
USS Co. Ltd.	509,300	8,817,389
Wakita & Co. Ltd.	347,900	3,137,495
Yonex Co. Ltd.	470,400	4,589,430

		205,865,715

Netherlands - 2.8%
Euronext NV (B)	85,880	6,538,938
Van Lanschot Kempen NV (C)	391,600	12,830,817

		19,369,755

Norway - 2.9%
ABG Sundal Collier Holding ASA	4,688,627	2,599,897
Aker ASA, A Shares	114,300	7,262,835
Kongsberg Gruppen ASA	148,000	6,416,466
Protector Forsikring ASA	224,600	3,678,679

		19,957,877

Philippines - 0.3%
Alliance Global Group, Inc.	7,435,500	1,684,071

Republic of Korea - 2.5%
Eugene Technology Co. Ltd.	286,309	8,232,240

Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Gradiant Corp.	105,643	$ 1,233,254
Value Added Technology Co. Ltd.	273,400	7,646,578

		17,112,072

Spain - 2.6%
Cia de Distribucion Integral Logista Holdings SA	437,364	12,175,929
Fluidra SA	86,000	1,902,488
Vidrala SA (C)	38,294	3,894,645

		17,973,062

Sweden - 3.5%
Cloetta AB, B Shares	2,837,100	5,077,801
Dios Fastigheter AB	1,070,074	7,298,916
Husqvarna AB, B Shares (C)	681,200	6,688,138
Nobia AB (A)	887,600	957,890
Trelleborg AB, B Shares	168,400	4,484,204

		24,506,949

Switzerland - 1.9%
Swissquote Group Holding SA	56,376	12,761,450

United Kingdom - 14.5%
Bellway PLC	340,600	9,686,331
Burberry Group PLC	354,900	10,124,892
Clarkson PLC	147,900	5,295,626
Domino’s Pizza Group PLC	1,233,300	5,498,490
Howden Joinery Group PLC	768,800	7,271,530
IG Group Holdings PLC	930,035	8,450,404
Inchcape PLC	408,300	4,288,871
Informa PLC	1,040,927	10,128,590
Intermediate Capital Group PLC	344,735	6,215,937
Lancashire Holdings Ltd.	717,800	5,499,494
Oxford Metrics PLC	824,000	1,089,204
Redde Northgate PLC	270,768	1,195,366
Redrow PLC	1,706,100	11,319,831
Savills PLC	613,800	7,672,392
Vistry Group PLC	616,400	6,245,392

		99,982,350

Total Common Stocks (Cost $578,688,602)		673,057,832

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (D)	5,806,449	5,806,449

Total Other Investment Company (Cost $5,806,449)		5,806,449

	Principal	Value
REPURCHASE AGREEMENT - 2.4%

Fixed Income Clearing Corp., 2.50% (D), dated 07/31/2023, to be repurchased at $16,733,743 on 08/01/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $17,067,323.

	$ 16,732,581	$ 16,732,581

Total Repurchase Agreement (Cost $16,732,581)		16,732,581

Total Investments (Cost $601,227,632)		695,596,862
Net Other Assets (Liabilities) - (0.5)%		(3,438,576)

Net Assets - 100.0%		$ 692,158,286

Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	8.8%	$61,109,373
Household Durables	5.5	37,978,247
Machinery	5.0	34,483,849
Entertainment	4.6	31,789,260
Health Care Equipment & Supplies	3.8	26,173,967
Building Products	3.6	25,152,987
Financial Services	3.4	23,647,351
Chemicals	3.4	23,431,981
Semiconductors & Semiconductor Equipment	3.2	22,226,817
Oil, Gas & Consumable Fuels	3.0	21,145,128
Real Estate Management & Development	2.9	20,076,617
Commercial Services & Supplies	2.8	19,429,864
Banks	2.4	16,469,808
Industrial Conglomerates	2.3	16,278,049
Electronic Equipment, Instruments & Components	2.2	15,522,543
IT Services	2.2	14,986,988
Containers & Packaging	2.1	14,448,632
Distributors	2.0	14,148,992
Trading Companies & Distributors	2.0	14,148,047
Food Products	2.0	14,139,382
Life Sciences Tools & Services	2.0	14,115,210
Media	2.0	13,737,080
Tobacco	1.9	13,559,636
Specialty Retail	1.8	12,668,913
Air Freight & Logistics	1.7	12,175,929
Textiles, Apparel & Luxury Goods	1.7	11,759,846
Metals & Mining	1.6	11,476,284
Electrical Equipment	1.4	10,085,866
Professional Services	1.4	9,562,897
Insurance	1.3	9,178,173
Personal Care Products	1.3	8,983,615
Passenger Airlines	1.1	7,695,150
Diversified REITs	1.1	7,534,750
Construction Materials	1.1	7,534,621
Automobile Components	1.0	6,888,455
Aerospace & Defense	0.9	6,416,466
Leisure Products	0.9	6,090,713
Consumer Staples Distribution & Retail	0.9	5,979,155
Hotels, Restaurants & Leisure	0.8	5,498,490
Marine Transportation	0.8	5,295,626
Software	0.7	5,094,394
Transportation Infrastructure	0.6	4,132,264
Health Care Providers & Services	0.5	3,727,842
Beverages	0.5	3,570,531
Broadline Retail	0.2	1,233,254
Ground Transportation	0.2	1,195,366
Construction & Engineering	0.2	1,079,424

Investments	96.8	673,057,832
Short-Term Investments	3.2	22,539,030

Total Investments	100.0%	$695,596,862

Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$673,057,832	$—	$673,057,832
Other Investment Company	5,806,449	—	—	5,806,449
Repurchase Agreement	—	16,732,581	—	16,732,581

Total Investments	$5,806,449	$689,790,413	$—	$695,596,862

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $35,570,174, representing 5.1% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,871,206, collateralized by cash collateral of $5,806,449 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,886,577. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at July 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5